33. RELATED PARTY TRANSACTIONS (Details 2) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Current receivables	CAD 82	CAD 77
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Current receivables	82
Current payables		CAD 174